SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	$ 581,000	$ 709,000	$ 1,747,000	$ 3,929,000	$ 4,430,000		$ (56,000)	$ (5,213,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	123,000	1,312,000	123,000	1,312,000	1,078,000	[1]	1,285,000		191,000	1,235,000
Deferred Tax Liabilities, Other Comprehensive Income					699,000		806,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	278,659	369,182	308,909	371,593	360,931
Finite-Lived Core Deposits, Gross	211,000		211,000		298,000	[1]	545,000
Finite-Lived Intangible Assets, Net, Total					298,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization					1,100,000
Finite-Lived Core Deposits, Gross					1,400,000
Finite-Lived Intangible Assets, Net, Total					$ 300,000
Building [Member]
Finite-Lived Intangible Asset, Useful Life					40 years
Furniture and Fixtures [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					3 years
Furniture and Fixtures [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					10 years

[1]	Derived from audited consolidated financial statements.